Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2013
Registrant Name	AQUILA FUNDS TRUST
Central Index Key	0000707800
Amendment Flag	false
Document Creation Date	Oct. 11, 2013
Document Effective Date	Oct. 11, 2013
Prospectus Date	Oct. 11, 2013